GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GOING CONCERN
GOING CONCERN

NOTE 3: GOING CONCERN

The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

Conditions and Events Raising Substantial Doubt

As of March 31, 2026, the Company had cash and cash equivalents of approximately $2,472,000 and a working capital deficit of approximately $27,423,000. The Company incurred a net loss of approximately $6,670,000 and net cash used in operating activities of approximately $2,811,000 for the three months ended March 31, 2026. In addition, the Company’s common stock was delisted from the Nasdaq Capital Market in May 2025, which may limit access to capital markets and adversely impact the Company’s ability to raise additional financing.

These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these condensed consolidated financial statements are issued.

Management’s Evaluation

Management has evaluated the significance of these conditions in relation to the Company’s ability to meet its obligations as they become due within one year after the issuance date of these consolidated financial statements. The Company’s recurring losses from operations, negative operating cash flows, working capital deficit and limited liquidity are expected to continue to require additional funding to support ongoing operations and satisfy existing obligations. The delisting of the Company’s common stock further constrains access to capital and may increase the cost of financing. As a result, management has concluded that, absent the successful execution of its plans, the Company may be unable to meet its obligations as they become due.

Management’s Plans to Alleviate Substantial Doubt

Management is actively pursuing multiple initiatives intended to improve liquidity and support the Company’s ability to continue as a going concern, including:

●	raising additional capital through equity and/or debt financing arrangements;
●	continuing to expand revenue-generating activities across all segments;
●	improving operating margins through cost management initiatives, including reductions in discretionary spending and optimization of operating expenses; and
●	pursuing strategic partnerships, customer contracts and other business arrangements to enhance cash flows.

While management believes these plans are reasonable and within its control, there can be no assurance that such plans will be successfully implemented or will generate sufficient liquidity to meet the Company’s obligations. Accordingly, substantial doubt about the Company’s ability to continue as a going concern remains.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

NOTE 3: GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

Conditions and Events Raising Substantial Doubt

As of December 31, 2025, the Company had cash of approximately $2,904,000 and a working capital deficit of approximately $24,739,000. The Company incurred a net loss of approximately $16,058,000 and net cash used in operating activities of approximately $9,792,223 for the year ended December 31, 2025. In addition, the Company’s common stock was delisted from the Nasdaq Capital Market in May 2025, which may limit access to capital markets and adversely impact the Company’s ability to raise additional financing.

These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued.

Management’s Evaluation

Management has evaluated the significance of these conditions in relation to the Company’s ability to meet its obligations as they become due within one year after the issuance date of these consolidated financial statements. The Company’s recurring losses from operations, negative operating cash flows, working capital deficit and limited liquidity are expected to continue to require additional funding to support ongoing operations and satisfy existing obligations. The delisting of the Company’s common stock further constrains access to capital and may increase the cost of financing. As a result, management has concluded that, absent the successful execution of its plans, the Company may be unable to meet its obligations as they become due.

Management’s Plans to Alleviate Substantial Doubt

Management is actively pursuing multiple initiatives intended to improve liquidity and support the Company’s ability to continue as a going concern, including:

●	raising additional capital through equity and/or debt financing arrangements;
●	continuing to expand revenue-generating activities across its Owned Service Network, Managed Solutions, Distributed Energy & Renewables and Transportation segments;
●	improving operating margins through cost management initiatives, including reductions in discretionary spending and optimization of operating expenses; and
●	pursuing strategic partnerships, customer contracts and other business arrangements to enhance cash flows.

While management believes these plans are reasonable and within its control, there can be no assurance that such plans will be successfully implemented or will generate sufficient liquidity to meet the Company’s obligations. Accordingly, substantial doubt about the Company’s ability to continue as a going concern remains.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.